Goodwill and Intangible Assets - Allocation to Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill allocation to segments
Goodwill	$ 456,380	$ 456,380	$ 456,380	$ 456,380
P&C
Goodwill allocation to segments
Goodwill	242,376	242,376
Specialty
Goodwill allocation to segments
Goodwill	196,047	196,047
Life and Health
Goodwill allocation to segments
Goodwill	$ 17,957	$ 17,957